Commitments and Contingencies (Details) - USD ($)				3 Months Ended	8 Months Ended	12 Months Ended
	Feb. 10, 2021	Oct. 20, 2020	Jul. 06, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 26, 2021
Stock issued during the period, value				$ 3,787,000			$ 5,011,000
Operating lease rental expenses net						$ 1,300,000	$ 400,000
Standby Letters of Credit [Member]
Letter of Credit, Amount				$ 500,000
Line of credit facility, frequency of commitment fee payment				annually
Standby Letters of Credit [Member] | New York Office Space [Member]
Line of credit maximum borrowing capacity					$ 500,000	$ 500,000
Common Class A [Member]
Stock issued during the period, shares		47,655,000
Shares issued, price per share		$ 10.00		$ 11.50				$ 10.28
Stock issued during the period, value		$ 476,600,000
Private Placement [Member]
Shares issued, price per share		$ 10.00
Private Placement [Member] | Common Class A [Member]
Stock issued during the period, shares		2,500,000
Stock issued during the period, value		$ 25,000,000
Panacea Acquisition Corp
Discount per unit			$ 0.20
Underwriting discount			$ 2,875,000
Description of business combination marketing agreement					The Company will pay the underwriters a cash fee for such services upon the consummation of a business combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of Initial Public Offering, or $5,031,250, including any proceeds from the full or partial exercise of the over- allotment option.
Description of forward purchase agreement					On June 30, 2020, the Company entered into a forward purchase agreement with funds affiliated with EcoR1 Capital, LLC that will provide for the purchase by such funds of an aggregate of 2,500,000 shares of Class A common stock and 833,333 redeemable warrants, for an aggregate purchase price of $25,000,000, or $10.00 per one share of Class A common stock and one-third of one redeemable warrant, in a private placement to close substantially concurrently with the closing of a business combination.
Directors voting rights, percentage					50.00%	50.00%
Divided shares					150,000,000
Stock issued during the period, shares		47,655,000
Shares issued, price per share					$ 18.00	$ 18.00
Stock issued during the period, value					$ 25,000
Panacea Acquisition Corp | Forward Purchase Warrants [Member] | Subsequent Event [Member]
Warrants issued during the period	833,333
Panacea Acquisition Corp | Common Class A [Member]
Stock issued during the period, shares					0
Shares issued, price per share		$ 10.00
Stock issued during the period, value		$ 476,600,000			$ 0
Panacea Acquisition Corp | Private Placement [Member] | Common Class A [Member]
Shares issued, price per share	$ 10.00
Panacea Acquisition Corp | Private Placement [Member] | Common Class A [Member] | Subsequent Event [Member]
Stock issued during the period, shares	2,500,000
Shares issued, price per share	$ 10.00
Stock issued during the period, value	$ 25,000,000